Operations - Liquidity (Details) ¥ in Thousands, $ in Thousands, $ in Billions	1 Months Ended									12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Mar. 31, 2021 shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2021 USD ($)
Issuance of preferred shares
Net losses										¥ 6,808,739	$ 1,068,441		¥ 3,054,017		¥ 1,303,570
Net cash (used in)/provided by operating activities										(2,647,000)	(415,372)		753,103		194,551
Accumulated deficit										13,971,300			7,175,339						$ 2,192,403
Net proceeds from the offering, after deducting offerings expenses								¥ 1,647,700	$ 245,700	19,288,423	3,026,774		2,817,458		1,647,711
Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Issuance of preferred shares
Proceeds from issuance of Long-term Debt, net of issuance cost								¥ 3,356,100	$ 488,200
Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Proceeds from issuance of Long-term Debt, net of issuance cost				¥ 5,594,800	$ 786,100								¥ 5,594,800	$ 786,100
Net proceeds from the offering, after deducting commissions and offerings expenses										19,300,000		$ 22.9
Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Issuance of preferred shares
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 10,100,000	$ 1,576,600								¥ 10,100,000	$ 1,576,600
Class Z Ordinary Shares
Issuance of preferred shares
Ordinary shares, issued (in shares)			28,750,000			17,310,696	17,310,696										25,063,451	25,063,451
Class Z Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Ordinary shares, issued (in shares)													17,310,696	17,310,696
ADSs
Issuance of preferred shares
Ordinary shares, issued (in shares)						17,310,696	17,310,696
Net proceeds from the offering, after deducting offerings expenses						¥ 2,817,500	$ 399,400										¥ 2,170,800	$ 317,200
ADSs | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Issuance of preferred shares
Net proceeds from the offering, after deducting offerings expenses													¥ 2,817,500	$ 399,400
IPO [Member]
Issuance of preferred shares
Proceeds from issuance initial public offering																	¥ 2,781,800	$ 443,300
Notes And Primary Offering [Member] | Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Issuance of preferred shares
Proceeds From Issuance Initial Public Offering And Notes Net Of Offering Costs															¥ 5,003,800	$ 733,900